Debt - Notes Issued Under Indentures Narrative (Details) £ in Thousands		3 Months Ended		12 Months Ended
	Dec. 28, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 GBP (£)	Jun. 30, 2021	Aug. 18, 2020 USD ($)	Jun. 22, 2020 USD ($)
Debt Instrument [Line Items]
Debt (inclusive of discount)		$ 10,328,276,000		$ 9,364,451,000	$ 8,797,424,000
Repurchase price in the event of change of control, percentage of principal plus accrued and unpaid interest				101.00%			101.00%
Net proceeds from sales of senior notes				$ 737,812,000	3,465,000,000	$ 987,500,000
Loss on early extinguishment of debt		671,000	$ 0	$ 0	$ 68,300,000	$ 0
Senior Notes
Debt Instrument [Line Items]
Redemption price, percentage				100.00%
Senior Notes | GBP Notes
Debt Instrument [Line Items]
Debt (inclusive of discount) | £							£ 400,000
Senior Notes | 47/8% Notes due 2027
Debt Instrument [Line Items]
Debt (inclusive of discount)		$ 1,000,000,000		$ 1,000,000,000
Stated interest rate (as a percent)		4.875%
Senior Notes | 51/4% Notes due 2028
Debt Instrument [Line Items]
Debt (inclusive of discount)				825,000,000
Principal Amount										$ 1,300,000,000
Senior Notes | 5% Notes due 2028
Debt Instrument [Line Items]
Debt (inclusive of discount)		$ 500,000,000		500,000,000
Principal Amount										500,000,000
Stated interest rate (as a percent)		5.00%
Senior Notes | 47/8% Notes due 2029
Debt Instrument [Line Items]
Debt (inclusive of discount)		$ 1,000,000,000		1,000,000,000
Stated interest rate (as a percent)		4.875%
Senior Notes | 51/4% Notes due 2030
Debt Instrument [Line Items]
Debt (inclusive of discount)		$ 1,300,000,000		1,300,000,000
Stated interest rate (as a percent)		5.25%
Senior Notes | 41/2% Notes
Debt Instrument [Line Items]
Debt (inclusive of discount)		$ 1,100,000,000		1,100,000,000
Principal Amount									$ 1,100,000,000
Stated interest rate (as a percent)		4.50%
Senior Notes | 5% Notes due 2032
Debt Instrument [Line Items]
Debt (inclusive of discount)		$ 750,000,000		$ 750,000,000
Principal Amount	$ 750,000,000
Stated interest rate (as a percent)		5.00%		5.00%			5.00%
Net proceeds from sales of senior notes	$ 737,800,000
Senior Notes | 55/8% Notes
Debt Instrument [Line Items]
Debt (inclusive of discount)		$ 600,000,000		$ 600,000,000
Principal Amount										$ 600,000,000
Stated interest rate (as a percent)		5.625%
Senior Notes | Senior Notes 6 Percent Due 2023
Debt Instrument [Line Items]
Stated interest rate (as a percent)								6.00%